Condensed Statement of Operations (Parenthetical) - Class B Common Stock - shares	Mar. 31, 2021	Jan. 11, 2021	Jan. 07, 2021	Dec. 31, 2020	Oct. 31, 2020
Number of shares forfeited during the period				573,750
Common stock dividend			1.17259212	1.17259212
Common stock, shares outstanding	4,511,250		4,535,000	4,535,000
Founder Shares
Temporary equity shares outstanding	4,511,250	4,511,250		4,511,250
Sponsor
Number of shares forfeited during the period	23,750	23,750		23,750
Sponsor | Founder Shares
Temporary equity shares outstanding					4,511,250